Annual Total Returns- Goldman Sachs Tax-Advantaged Global Equity Portfolio (Class A Inst R6 Shares) [BarChart] - Class A Inst R6 Shares - Goldman Sachs Tax-Advantaged Global Equity Portfolio - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.45%)	17.32%	27.58%	5.38%	(1.04%)	7.65%	18.61%	(9.97%)	20.81%	11.80%